UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21836

(Investment Company Act file number)

Index Funds

(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920

(Address of principal executive offices) (Zip code)

(800) 788-5680

(Registrant's telephone number)

Michael G. Willis

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: October 1, 2019 – December 31, 2019

Item 1. Schedule of Investments.

Schedule of Investments

Index Funds S&P 500® Equal Weight

December 31, 2019 (Unaudited)

	Shares	Value
Common Stocks: 99.59%
Communication Services: 4.42%
Activision Blizzard, Inc.	1,659	$98,578
Alphabet, Inc., Class A(a)	36	48,218
Alphabet, Inc., Class C(a)	37	49,470
AT&T, Inc.	2,544	99,419
CenturyLink, Inc.	7,156	94,531
Charter Communications, Inc., Class A(a)	205	99,441
Comcast Corp., Class A	2,234	100,463
Discovery, Inc., Class A(a)	989	32,380
Discovery, Inc., Class C(a)	2,173	66,255
DISH Network Corp., Class A(a)	2,853	101,196
Electronic Arts, Inc.(a)	931	100,092
Facebook, Inc., Class A(a)	501	102,830
Fox Corp., Class A	1,830	67,838
Fox Corp., Class B	838	30,503
Interpublic Group of Cos., Inc.	4,227	97,644
Live Nation Entertainment, Inc.(a)	1,513	108,134
Netflix, Inc.(a)	326	105,484
News Corp., Class A	5,413	76,540
News Corp., Class B	1,709	24,798
Omnicom Group, Inc.	1,186	96,090
Take-Two Interactive Software, Inc.(a)	799	97,821
T-Mobile US, Inc.(a)	1,290	101,162
Twitter, Inc.(a)	3,203	102,656
Verizon Communications, Inc.	1,600	98,240
ViacomCBS, Inc., Class B	2,518	105,680
Walt Disney Co.	665	96,179
		2,201,642

Consumer Discretionary: 12.48%
Advance Auto Parts, Inc.	627	100,420
Amazon.com, Inc.(a)	55	101,631
Aptiv PLC	1,040	98,769
AutoZone, Inc.(a)	79	94,113
Best Buy Co., Inc.	1,148	100,794
Booking Holdings, Inc.(a)	50	102,686
BorgWarner, Inc.	2,222	96,390
Capri Holdings, Ltd.(a)	2,510	95,757
CarMax, Inc.(a)	994	87,144
Carnival Corp.	2,051	104,252
Chipotle Mexican Grill, Inc.(a)	120	100,453
Darden Restaurants, Inc.	842	91,786
Dollar General Corp.	629	98,111
Dollar Tree, Inc.(a)	1,040	97,812
DR Horton, Inc.	1,776	93,684
eBay, Inc.	2,743	99,050
Expedia Group, Inc.	864	93,433
Ford Motor Co.	10,545	98,069
Gap, Inc.	5,832	103,110
Garmin, Ltd.	999	97,462

	Shares	Value
Consumer Discretionary (continued)
General Motors Co.	2,730	$99,918
Genuine Parts Co.	925	98,263
H&R Block, Inc.	4,143	97,278
Hanesbrands, Inc.	6,758	100,356
Harley-Davidson, Inc.	2,606	96,917
Hasbro, Inc.	937	98,957
Hilton Worldwide Holdings, Inc.	908	100,706
Home Depot, Inc.	455	99,363
Kohl's Corp.	2,016	102,715
L Brands, Inc.	5,499	99,642
Las Vegas Sands Corp.	1,410	97,346
Leggett & Platt, Inc.	1,919	97,543
Lennar Corp., Class A	1,669	93,114
LKQ Corp.(a)	2,695	96,212
Lowe's Cos., Inc.	821	98,323
Macy's, Inc.	6,411	108,987
Marriott International, Inc., Class A	666	100,852
McDonald's Corp.	494	97,619
MGM Resorts International	2,972	98,878
Mohawk Industries, Inc.(a)	705	96,148
Newell Brands, Inc.	5,067	97,388
NIKE, Inc., Class B	996	100,905
Nordstrom, Inc.	2,536	103,798
Norwegian Cruise Line Holdings, Ltd.(a)	1,744	101,867
NVR, Inc.(a)	25	95,210
O'Reilly Automotive, Inc.(a)	220	96,417
PulteGroup, Inc.	2,410	93,508
PVH Corp.	933	98,105
Ralph Lauren Corp.	832	97,527
Ross Stores, Inc.	842	98,026
Royal Caribbean Cruises, Ltd.	774	103,337
Starbucks Corp.	1,098	96,536
Tapestry, Inc.	3,752	101,191
Target Corp.	765	98,081
Tiffany & Co.	728	97,297
TJX Cos., Inc.	1,612	98,429
Tractor Supply Co.	1,025	95,776
Ulta Beauty, Inc.(a)	384	97,206
Under Armour, Inc., Class A(a)	2,568	55,469
Under Armour, Inc., Class C(a)	2,653	50,885
VF Corp.	1,045	104,145
Whirlpool Corp.	656	96,780
Wynn Resorts, Ltd.	750	104,153
Yum! Brands, Inc.	972	97,910
		6,214,009

Consumer Staples: 6.61%
Altria Group, Inc.	1,940	96,825
Archer-Daniels-Midland Co.	2,153	99,792
Brown-Forman Corp., Class B	1,524	103,022
Campbell Soup Co.	2,034	100,520
Church & Dwight Co., Inc.	1,390	97,773
Clorox Co.	641	98,419
Coca-Cola Co.	1,788	98,966
Colgate-Palmolive Co.	1,417	97,546

	Shares	Value
Consumer Staples (continued)
Conagra Brands, Inc.	3,430	$117,443
Constellation Brands, Inc., Class A	535	101,516
Costco Wholesale Corp.	334	98,169
Coty, Inc., Class A	8,784	98,820
Estee Lauder Cos., Inc., Class A	479	98,933
General Mills, Inc.	1,886	101,014
Hershey Co.	662	97,301
Hormel Foods Corp.	2,168	97,799
JM Smucker Co.	959	99,861
Kellogg Co.	1,469	101,596
Kimberly-Clark Corp.	716	98,486
Kraft Heinz Co.	3,080	98,960
Kroger Co.	3,464	100,421
Lamb Weston Holdings, Inc.	1,157	99,537
McCormick & Co., Inc., Non-Voting Shares	581	98,613
Molson Coors Brewing Co., Class B	1,916	103,272
Mondelez International, Inc., Class A	1,828	100,686
Monster Beverage Corp.(a)	1,565	99,456
PepsiCo, Inc.	705	96,352
Philip Morris International, Inc.	1,150	97,854
Procter & Gamble Co.	775	96,798
Sysco Corp.	1,165	99,654
Tyson Foods, Inc., Class A	1,106	100,690
Walgreens Boots Alliance, Inc.	1,681	99,112
Walmart, Inc.	809	96,142
		3,291,348

Energy: 5.82%
Apache Corp.	4,558	116,639
Baker Hughes Co.	4,117	105,519
Cabot Oil & Gas Corp.	6,045	105,243
Chevron Corp.	825	99,421
Cimarex Energy Co.	2,024	106,240
Concho Resources, Inc.	1,236	108,237
ConocoPhillips	1,553	100,992
Devon Energy Corp.	4,145	107,646
Diamondback Energy, Inc.	1,144	106,232
EOG Resources, Inc.	1,290	108,050
Exxon Mobil Corp.	1,405	98,041
Halliburton Co.	4,057	99,275
Helmerich & Payne, Inc.	2,313	105,080
Hess Corp.	1,562	104,357
HollyFrontier Corp.	1,939	98,327
Kinder Morgan, Inc.	4,818	101,997
Marathon Oil Corp.	7,651	103,901
Marathon Petroleum Corp.	1,660	100,015
National Oilwell Varco, Inc.	4,090	102,454
Noble Energy, Inc.	4,349	108,029
Occidental Petroleum Corp.	2,581	106,363
ONEOK, Inc.	1,330	100,641
Phillips 66	862	96,035
Pioneer Natural Resources Co.	695	105,202
Schlumberger, Ltd.	2,495	100,299
TechnipFMC PLC	4,867	104,348
	Shares	Value
Energy (continued)
Valero Energy Corp.	1,037	$97,115
Williams Cos., Inc.	4,285	101,640
		2,897,338

Financials: 12.94%
Aflac, Inc.	1,831	96,860
Allstate Corp.	887	99,743
American Express Co.	780	97,102
American International Group, Inc.	1,886	96,808
Ameriprise Financial, Inc.	581	96,783
Aon PLC	472	98,313
Arthur J Gallagher & Co.	1,030	98,087
Assurant, Inc.	748	98,048
Bank of America Corp.	2,826	99,532
Bank of New York Mellon Corp.	1,938	97,540
Berkshire Hathaway, Inc., Class B(a)	432	97,848
BlackRock, Inc.	195	98,027
Capital One Financial Corp.	933	96,015
Cboe Global Markets, Inc.	842	101,040
Charles Schwab Corp.	1,948	92,647
Chubb, Ltd.	629	97,910
Cincinnati Financial Corp.	923	97,053
Citigroup, Inc.	1,275	101,860
Citizens Financial Group, Inc.	2,426	98,520
CME Group, Inc.	476	95,543
Comerica, Inc.	1,353	97,078
Discover Financial Services	1,122	95,168
E*TRADE Financial Corp.	2,155	97,772
Everest Re Group, Ltd.	354	98,001
Fifth Third Bancorp	3,143	96,616
First Republic Bank	847	99,480
Franklin Resources, Inc.	3,745	97,295
Globe Life, Inc.	921	96,935
Goldman Sachs Group, Inc.	432	99,330
Hartford Financial Services Group, Inc.	1,594	96,867
Huntington Bancshares, Inc.	6,340	95,607
Intercontinental Exchange, Inc.	1,059	98,010
Invesco, Ltd.	5,523	99,304
JPMorgan Chase & Co.	711	99,113
KeyCorp	4,852	98,205
Lincoln National Corp.	1,630	96,186
Loews Corp.	1,923	100,938
M&T Bank Corp.	572	97,097
MarketAxess Holdings, Inc.	261	98,948
Marsh & McLennan Cos., Inc.	881	98,152
MetLife, Inc.	1,932	98,474
Moody's Corp.	414	98,288
Morgan Stanley	1,937	99,019
MSCI, Inc.	374	96,559
Nasdaq, Inc.	932	99,817
Northern Trust Corp.	901	95,722
People's United Financial, Inc.	5,845	98,781
PNC Financial Services Group, Inc.	614	98,013
Principal Financial Group, Inc.	1,793	98,615
Progressive Corp.	1,349	97,654

	Shares	Value
Financials (continued)
Prudential Financial, Inc.	1,034	$96,927
Raymond James Financial, Inc.	1,071	95,812
Regions Financial Corp.	5,669	97,280
S&P Global, Inc.	359	98,025
State Street Corp.	1,230	97,293
SVB Financial Group(a)	391	98,157
Synchrony Financial	2,583	93,014
T Rowe Price Group, Inc.	790	96,254
Travelers Cos., Inc.	717	98,193
Truist Financial Corp.	1,737	97,828
Unum Group	3,208	93,545
US Bancorp	1,615	95,753
Wells Fargo & Co.	1,809	97,324
Willis Towers Watson PLC	486	98,143
WR Berkley Corp.	1,399	96,671
Zions Bancorp	1,903	98,804
		6,441,346

Health Care: 12.11%
Abbott Laboratories	1,127	97,891
AbbVie, Inc.	1,108	98,102
ABIOMED, Inc.(a)	535	91,266
Agilent Technologies, Inc.	1,163	99,216
Alexion Pharmaceuticals, Inc.(a)	882	95,388
Align Technology, Inc.(a)	365	101,850
Allergan PLC	517	98,835
AmerisourceBergen Corp.	1,147	97,518
Amgen, Inc.	411	99,080
Anthem, Inc.	343	103,596
Baxter International, Inc.	1,159	96,916
Becton Dickinson and Co.	362	98,453
Biogen, Inc.(a)	328	97,327
Boston Scientific Corp.(a)	2,158	97,585
Bristol-Myers Squibb Co.	1,525	97,890
Cardinal Health, Inc.	1,813	91,702
Centene Corp.(a)	1,687	106,062
Cerner Corp.	1,348	98,930
Cigna Corp.	512	104,699
Cooper Cos., Inc.	307	98,636
CVS Health Corp.	1,322	98,211
Danaher Corp.	656	100,683
DaVita, Inc.(a)	1,338	100,390
DENTSPLY SIRONA, Inc.	1,726	97,674
Edwards Lifesciences Corp.(a)	418	97,515
Eli Lilly & Co.	801	105,275
Gilead Sciences, Inc.	1,480	96,170
HCA Healthcare, Inc.	681	100,659
Henry Schein, Inc.(a)	1,421	94,809
Hologic, Inc.(a)	1,832	95,649
Humana, Inc.	276	101,159
IDEXX Laboratories, Inc.(a)	385	100,535
Illumina, Inc.(a)	299	99,190
Incyte Corp.(a)	1,063	92,821
Intuitive Surgical, Inc.(a)	167	98,722
IQVIA Holdings, Inc.(a)	672	103,831
	Shares	Value
Health Care (continued)
Johnson & Johnson	688	$100,359
Laboratory Corp. of America Holdings(a)	585	98,964
McKesson Corp.	692	95,717
Medtronic PLC	857	97,227
Merck & Co., Inc.	1,091	99,226
Mettler-Toledo International, Inc.(a)	127	100,747
Mylan NV(a)	5,085	102,208
PerkinElmer, Inc.	1,031	100,110
Perrigo Co. PLC	1,804	93,195
Pfizer, Inc.	2,539	99,478
Quest Diagnostics, Inc.	925	98,781
Regeneron Pharmaceuticals, Inc.(a)	259	97,249
ResMed, Inc.	633	98,096
STERIS PLC	640	97,549
Stryker Corp.	480	100,771
Teleflex, Inc.	271	102,015
Thermo Fisher Scientific, Inc.	303	98,436
UnitedHealth Group, Inc.	341	100,247
Universal Health Services, Inc., Class B	674	96,692
Varian Medical Systems, Inc.(a)	688	97,703
Vertex Pharmaceuticals, Inc.(a)	444	97,214
Waters Corp.(a)	416	97,198
WellCare Health Plans, Inc.(a)	312	103,026
Zimmer Biomet Holdings, Inc.	658	98,489
Zoetis, Inc.	782	103,498
		6,028,430

Industrials: 13.78%
3M Co.	576	101,618
Alaska Air Group, Inc.	1,444	97,831
Allegion PLC	792	98,636
American Airlines Group, Inc.	3,542	101,585
AMETEK, Inc.	987	98,443
AO Smith Corp.	2,092	99,663
Arconic, Inc.	3,075	94,618
Boeing Co.	285	92,842
Caterpillar, Inc.	669	98,798
CH Robinson Worldwide, Inc.	1,272	99,470
Cintas Corp.	371	99,829
Copart, Inc.(a)	1,098	99,852
CSX Corp.	1,337	96,745
Cummins, Inc.	534	95,565
Deere & Co.	564	97,719
Delta Air Lines, Inc.	1,716	100,352
Dover Corp.	856	98,663
Eaton Corp. PLC	1,040	98,509
Emerson Electric Co.	1,281	97,689
Equifax, Inc.	701	98,224
Expeditors International of Washington, Inc.	1,278	99,710
Fastenal Co.	2,628	97,105
FedEx Corp.	588	88,911
Flowserve Corp.	2,010	100,038
Fortive Corp.	1,295	98,925

	Shares	Value
Industrials (continued)
Fortune Brands Home & Security, Inc.	1,496	$97,749
General Dynamics Corp.	544	95,934
General Electric Co.	8,583	95,786
Honeywell International, Inc.	550	97,350
Huntington Ingalls Industries, Inc.	388	97,341
IDEX Corp.	581	99,932
IHS Markit, Ltd.(a)	1,305	98,332
Illinois Tool Works, Inc.	549	98,617
Ingersoll-Rand PLC	728	96,766
Jacobs Engineering Group, Inc.	1,081	97,106
JB Hunt Transport Services, Inc.	862	100,664
Johnson Controls International PLC	2,407	97,989
Kansas City Southern	642	98,329
L3Harris Technologies, Inc.	486	96,165
Lockheed Martin Corp.	252	98,124
Masco Corp.	2,070	99,339
Nielsen Holdings PLC	4,879	99,044
Norfolk Southern Corp.	512	99,395
Northrop Grumman Corp.	282	96,999
Old Dominion Freight Line, Inc.	523	99,255
PACCAR, Inc.	1,186	93,813
Parker-Hannifin Corp.	471	96,941
Pentair PLC	2,123	97,382
Quanta Services, Inc.	2,371	96,523
Raytheon Co.	448	98,443
Republic Services, Inc.	1,092	97,876
Robert Half International, Inc.	1,579	99,714
Rockwell Automation, Inc.	478	96,876
Rollins, Inc.	2,954	97,955
Roper Technologies, Inc.	278	98,476
Snap-on, Inc.	571	96,727
Southwest Airlines Co.	1,797	97,002
Stanley Black & Decker, Inc.	592	98,118
Textron, Inc.	2,240	99,904
TransDigm Group, Inc.	169	94,640
Union Pacific Corp.	550	99,434
United Airlines Holdings, Inc.(a)	1,111	97,868
United Parcel Service, Inc., Class B	821	96,106
United Rentals, Inc.(a)	598	99,728
United Technologies Corp.	653	97,793
Verisk Analytics, Inc.	653	97,519
Waste Management, Inc.	869	99,031
Westinghouse Air Brake Technologies Corp.	1,295	100,751
WW Grainger, Inc.	293	99,186
Xylem, Inc.	1,252	98,645
		6,858,007

Information Technology: 13.92%
Accenture PLC, Class A	471	99,178
Adobe, Inc.(a)	306	100,922
Advanced Micro Devices, Inc.(a)	2,365	108,459
Akamai Technologies, Inc.(a)	1,149	99,251
Alliance Data Systems Corp.	885	99,297
Amphenol Corp., Class A	908	98,273
	Shares	Value
Information Technology (continued)
Analog Devices, Inc.	820	$97,449
ANSYS, Inc.(a)	384	98,845
Apple, Inc.	354	103,952
Applied Materials, Inc.	1,626	99,251
Arista Networks, Inc.(a)	504	102,514
Autodesk, Inc.(a)	543	99,619
Automatic Data Processing, Inc.	578	98,549
Broadcom, Inc.	308	97,334
Broadridge Financial Solutions, Inc.	813	100,438
Cadence Design Systems, Inc.(a)	1,433	99,393
CDW Corp.	706	100,845
Cisco Systems, Inc.	2,148	103,018
Citrix Systems, Inc.	882	97,814
Cognizant Technology Solutions Corp., Class A	1,579	97,930
Corning, Inc.	3,386	98,566
DXC Technology Co.	2,594	97,508
F5 Networks, Inc.(a)	699	97,615
Fidelity National Information Services, Inc.	704	97,919
Fiserv, Inc.(a)	834	96,435
FleetCor Technologies, Inc.(a)	320	92,070
FLIR Systems, Inc.	1,831	95,340
Fortinet, Inc.(a)	921	98,326
Gartner, Inc.(a)	617	95,080
Global Payments, Inc.	544	99,313
Hewlett Packard Enterprise Co.	6,071	96,286
HP, Inc.	4,783	98,291
Intel Corp.	1,685	100,847
International Business Machines Corp.	726	97,313
Intuit, Inc.	374	97,962
IPG Photonics Corp.(a)	673	97,531
Jack Henry & Associates, Inc.	668	97,308
Juniper Networks, Inc.	4,034	99,357
Keysight Technologies, Inc.(a)	903	92,675
KLA Corp.	568	101,201
Lam Research Corp.	345	100,878
Leidos Holdings, Inc.	1,059	103,665
Mastercard, Inc., Class A	329	98,236
Maxim Integrated Products, Inc.	1,634	100,507
Microchip Technology, Inc.	953	99,798
Micron Technology, Inc.(a)	1,901	102,236
Microsoft Corp.	630	99,351
Motorola Solutions, Inc.	607	97,812
NetApp, Inc.	1,539	95,803
NortonLifeLock, Inc.	3,744	95,547
NVIDIA Corp.	434	102,120
Oracle Corp.	1,786	94,622
Paychex, Inc.	1,144	97,309
PayPal Holdings, Inc.(a)	904	97,786
Qorvo, Inc.(a)	859	99,842
QUALCOMM, Inc.	1,108	97,759
salesforce.com, Inc.(a)	604	98,235
Seagate Technology PLC	1,656	98,532
ServiceNow, Inc.(a)	356	100,506
Skyworks Solutions, Inc.	870	105,166

	Shares	Value
Information Technology (continued)
Synopsys, Inc.(a)	712	$99,110
TE Connectivity, Ltd.	1,035	99,194
Texas Instruments, Inc.	768	98,527
VeriSign, Inc.(a)	508	97,881
Visa, Inc., Class A	526	98,835
Western Digital Corp.	1,792	113,738
Western Union Co.	3,574	95,712
Xerox Holdings Corp.	2,641	97,374
Xilinx, Inc.	1,012	98,943
Zebra Technologies Corp., Class A(a)	377	96,301
		6,930,599

Materials: 5.63%
Air Products & Chemicals, Inc.	422	99,166
Albemarle Corp.	1,460	106,638
Amcor PLC	9,216	99,901
Avery Dennison Corp.	749	97,984
Ball Corp.	1,536	99,333
Celanese Corp.	782	96,280
CF Industries Holdings, Inc.	2,156	102,928
Corteva, Inc.	3,675	108,633
Dow Chemical Co.	1,827	99,992
Eastman Chemical Co.	1,239	98,203
Ecolab, Inc.	525	101,320
EI du Pont de Nemours & Co.	1,502	96,428
FMC Corp.	981	97,923
Freeport-McMoRan, Inc.	7,562	99,214
International Flavors & Fragrances, Inc.	727	93,798
International Paper Co.	2,100	96,705
Linde PLC	466	99,211
LyondellBasell Industries NV, Class A	1,051	99,299
Martin Marietta Materials, Inc.	352	98,433
Mosaic Co.	5,224	113,047
Newmont Goldcorp Corp.	2,357	102,412
Nucor Corp.	1,723	96,970
Packaging Corp. of America	877	98,215
PPG Industries, Inc.	732	97,715
Sealed Air Corp.	2,560	101,965
Sherwin-Williams Co.	170	99,202
Vulcan Materials Co.	681	98,057
Westrock Co.	2,381	102,169
		2,801,141

Real Estate: 6.24%
Alexandria Real Estate Equities, Inc., REIT	622	100,503
American Tower Corp., REIT	458	105,258
Apartment Investment & Management Co., REIT, Class A	1,903	98,290
AvalonBay Communities, Inc., REIT	467	97,930
Boston Properties, Inc., REIT	720	99,259
CBRE Group, Inc., Class A(a)	1,670	102,354
Crown Castle International Corp., REIT	734	104,338
	Shares	Value
Real Estate (continued)
Digital Realty Trust, Inc., REIT	855	$102,378
Duke Realty Corp., REIT	2,845	98,636
Equinix, Inc., REIT	177	103,315
Equity Residential, REIT	1,202	97,266
Essex Property Trust, Inc., REIT	324	97,479
Extra Space Storage, Inc., REIT	952	100,550
Federal Realty Investment Trust, REIT	762	98,092
Healthpeak Properties, Inc.	3,018	104,030
Host Hotels & Resorts, Inc., REIT	5,422	100,578
Iron Mountain, Inc., REIT	3,081	98,191
Kimco Realty Corp., REIT	4,792	99,242
Mid-America Apartment Communities, Inc., REIT	746	98,368
Prologis, Inc., REIT	1,099	97,965
Public Storage, REIT	474	100,943
Realty Income Corp., REIT	1,343	98,885
Regency Centers Corp., REIT	1,598	100,818
SBA Communications Corp., REIT	413	99,529
Simon Property Group, Inc., REIT	674	100,399
SL Green Realty Corp., REIT	1,097	100,792
UDR, Inc., REIT	2,104	98,257
Ventas, Inc., REIT	1,754	101,276
Vornado Realty Trust, REIT	1,491	99,151
Welltower, Inc., REIT	1,237	101,162
Weyerhaeuser Co., REIT	3,284	99,177
		3,104,411

Utilities: 5.64%
AES Corp.	5,144	102,366
Alliant Energy Corp.	1,839	100,630
Ameren Corp.	1,297	99,610
American Electric Power Co., Inc.	1,057	99,897
American Water Works Co., Inc.	817	100,368
Atmos Energy Corp.	909	101,681
CenterPoint Energy, Inc.	3,752	102,317
CMS Energy Corp.	1,596	100,293
Consolidated Edison, Inc.	1,108	100,241
Dominion Energy, Inc.	1,204	99,715
DTE Energy Co.	779	101,169
Duke Energy Corp.	1,080	98,507
Edison International	1,339	100,974
Entergy Corp.	823	98,595
Evergy, Inc.	1,551	100,954
Eversource Energy	1,196	101,744
Exelon Corp.	2,221	101,255
FirstEnergy Corp.	2,030	98,658
NextEra Energy, Inc.	411	99,528
NiSource, Inc.	3,621	100,809
NRG Energy, Inc.	2,472	98,262
Pinnacle West Capital Corp.	1,129	101,531
PPL Corp.	2,731	97,988
Public Service Enterprise Group, Inc.	1,662	98,141
Sempra Energy	655	99,219
Southern Co.	1,602	102,047
WEC Energy Group, Inc.	1,091	100,623

	Shares	Value
Utilities (continued)
Xcel Energy, Inc.	1,563	$99,235
		2,806,357

Total Common Stocks
(Cost 40,004,691)		49,574,628

Exchange-Traded Funds: 0.10%
SPDR® S&P 500® ETF Trust	155	49,889

Total Exchange-Traded Funds
(Cost 49,647)		49,889

Rights: 0.01%
Health Care: 0.01%
Bristol-Myers Squibb Co.(a)	906	2,727

Total Rights
(Cost 1,930)		2,727

Total Investments: 99.70%
(Cost 40,056,268)		49,627,244

Other Assets In Excess Of Liabilities: 0.30%		151,258

Net Assets: 100.00%		$49,778,502

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Index Funds S&P 500® Equal Weight	Notes to Quarterly Schedule of Investments
December 31, 2019

1. ORGANIZATION

The Index Funds S&P 500® Equal Weight (the "Fund") is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the "Trust"). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the "Index"). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financials Services-Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of December 31, 2019, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Index Funds S&P 500® Equal Weight	Notes to Quarterly Schedule of Investments
December 31, 2019

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2019, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2019:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$49,574,628	$–	$–	$49,574,628
Exchange-Traded Funds	49,889	–	–	49,889
Rights	2,727	–	–	2,727
TOTAL	$49,627,244	$–	$–	$49,627,244

*	See Schedule of Investments for industry classification.

For the period ended December 31, 2019, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2 under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	February 27, 2020

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	February 27, 2020